SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Access Capital Community Investment Fund

June 30, 2024 (Unaudited)
Principal Amount		Value
U.S. Government Agency Backed Mortgages — 98.51%
Fannie Mae — 62.82%
$20,900,000	(TBA), 2.50%, 7/15/54	$17,066,208
45,500,000	(TBA), 2.00%, 7/15/54	35,583,320
43,075	Pool #258022, 5.50%, 5/1/34	43,529
39,025	Pool #258070, 5.00%, 6/1/34	38,697
44,494	Pool #258157, 5.00%, 8/1/34	44,119
45,563	Pool #258163, 5.50%, 8/1/34	46,045
66,896	Pool #258251, 5.50%, 1/1/35	67,606
79,178	Pool #258305, 5.00%, 3/1/35	78,483
47,406	Pool #258394, 5.00%, 5/1/35	46,991
35,334	Pool #258410, 5.00%, 4/1/35	35,025
48,060	Pool #258448, 5.00%, 8/1/35	47,638
74,962	Pool #258450, 5.50%, 8/1/35	75,899
134,010	Pool #258627, 5.50%, 2/1/36	135,690
19,894	Pool #258737, 5.50%, 12/1/35	20,140
18,408	Pool #259378, 6.00%, 12/1/31	18,736
14,398	Pool #259393, 6.00%, 1/1/32	14,654
28,914	Pool #259590, 5.50%, 11/1/32	29,116
68,602	Pool #259611, 5.50%, 11/1/32	69,079
3,589	Pool #259634, 5.50%, 12/1/32	3,614
22,554	Pool #259671, 5.50%, 2/1/33	22,712
54,377	Pool #259686, 5.50%, 3/1/33	54,785
48,642	Pool #259725, 5.00%, 5/1/33	48,216
42,050	Pool #259761, 5.00%, 6/1/33	41,682
62,934	Pool #259777, 5.00%, 7/1/33	62,382
34,574	Pool #259789, 5.00%, 7/1/33	34,272
35,406	Pool #259830, 5.00%, 8/1/33	35,096
23,308	Pool #259848, 5.00%, 9/1/33	23,104
50,574	Pool #259867, 5.50%, 10/1/33	50,953
30,673	Pool #259869, 5.50%, 10/1/33	30,903
25,453	Pool #259998, 5.00%, 3/1/34	25,239
247,942	Pool #470828, 3.53%, 3/1/32	230,377
2,751	Pool #576445, 6.00%, 1/1/31	2,777
21,307	Pool #579402, 6.50%, 4/1/31	21,929
20,551	Pool #583728, 6.50%, 6/1/31	21,151
8,500	Pool #590931, 6.50%, 7/1/31	8,740
29,775	Pool #607611, 6.50%, 11/1/31	30,645
26,680	Pool #644437, 6.50%, 6/1/32	27,549
608,165	Pool #663159, 5.00%, 7/1/32	602,797
25,297	Pool #670278, 5.50%, 11/1/32	25,473
7,971	Pool #676702, 5.50%, 11/1/32	8,026
35,362	Pool #677591, 5.50%, 12/1/32	35,608
12,444	Pool #681883, 6.00%, 3/1/33	12,770
146,387	Pool #695961, 5.50%, 1/1/33	147,406
90,813	Pool #696407, 5.50%, 4/1/33	91,494
244,163	Pool #702478, 5.50%, 6/1/33	246,003

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Access Capital Community Investment Fund  (cont.)

June 30, 2024 (Unaudited)
Principal Amount		Value
$78,957	Pool #702479, 5.00%, 6/1/33	$78,264
29,040	Pool #723066, 5.00%, 4/1/33	28,786
120,661	Pool #723067, 5.50%, 5/1/33	121,571
105,267	Pool #723070, 4.50%, 5/1/33	102,895
170,099	Pool #727311, 4.50%, 9/1/33	165,850
92,891	Pool #727312, 5.00%, 9/1/33	92,076
46,732	Pool #727315, 6.00%, 10/1/33	47,954
27,298	Pool #738589, 5.00%, 9/1/33	27,059
33,929	Pool #739269, 5.00%, 9/1/33	33,632
63,570	Pool #748041, 4.50%, 10/1/33	61,972
62,552	Pool #749891, 5.00%, 9/1/33	62,003
77,567	Pool #753533, 5.00%, 11/1/33	76,886
29,950	Pool #755679, 6.00%, 1/1/34	30,734
274,843	Pool #777621, 5.00%, 2/1/34	272,433
60,325	Pool #781741, 6.00%, 9/1/34	61,916
40,217	Pool #781959, 5.50%, 6/1/34	40,642
21,918	Pool #783893, 5.50%, 12/1/34	22,150
54,076	Pool #783929, 5.50%, 10/1/34	54,647
45,550	Pool #799548, 6.00%, 9/1/34	46,746
507,870	Pool #806754, 4.50%, 9/1/34	495,099
216,796	Pool #806757, 6.00%, 9/1/34	222,484
256,358	Pool #806761, 5.50%, 9/1/34	259,066
84,589	Pool #808205, 5.00%, 1/1/35	83,872
145,362	Pool #815009, 5.00%, 4/1/35	144,086
38,221	Pool #820336, 5.00%, 9/1/35	37,887
77,310	Pool #822008, 5.00%, 5/1/35	76,633
116,900	Pool #829276, 5.00%, 8/1/35	115,874
97,271	Pool #829649, 5.50%, 3/1/35	98,299
124,956	Pool #844361, 5.50%, 11/1/35	126,523
22,792	Pool #845245, 5.50%, 11/1/35	23,077
18,155	Pool #866969, 6.00%, 2/1/36	18,709
62,854	Pool #884693, 5.50%, 4/1/36	63,637
176,786	Pool #885724, 5.50%, 6/1/36	178,991
57,016	Pool #919368, 5.50%, 4/1/37	57,732
225,647	Pool #922582, 6.00%, 12/1/36	233,513
81,647	Pool #934941, 5.00%, 8/1/39	81,079
247,057	Pool #934942, 5.00%, 9/1/39	245,337
165,060	Pool #948600, 6.00%, 8/1/37	170,819
60,081	Pool #952678, 6.50%, 8/1/37	63,125
82,483	Pool #986239, 6.00%, 7/1/38	85,375
102,806	Pool #986957, 5.50%, 7/1/38	104,218
137,032	Pool #990617, 5.50%, 9/1/38	138,919
132,764	Pool #AA0645, 4.50%, 3/1/39	129,028
119,328	Pool #AA3207, 4.50%, 3/1/39	116,108
189,828	Pool #AA7042, 4.50%, 6/1/39	184,477
221,779	Pool #AA7658, 4.00%, 6/1/39	209,569
587,083	Pool #AB7798, 3.00%, 1/1/43	520,866
788,150	Pool #AB9204, 3.00%, 4/1/43	698,336

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Access Capital Community Investment Fund  (cont.)

June 30, 2024 (Unaudited)
Principal Amount		Value
$64,152	Pool #AC1463, 5.00%, 8/1/39	$63,706
224,693	Pool #AC2109, 4.50%, 7/1/39	218,370
222,736	Pool #AC4395, 5.00%, 9/1/39	221,186
83,482	Pool #AC5329, 5.00%, 10/1/39	82,902
171,270	Pool #AC6305, 5.00%, 11/1/39	170,078
119,781	Pool #AC6307, 5.00%, 12/1/39	118,948
254,630	Pool #AC6790, 5.00%, 12/1/39	252,857
266,154	Pool #AC7199, 5.00%, 12/1/39	264,296
250,402	Pool #AD1470, 5.00%, 2/1/40	248,629
511,275	Pool #AD1471, 4.50%, 2/1/40	496,890
369,869	Pool #AD1585, 4.50%, 2/1/40	359,463
298,022	Pool #AD1586, 5.00%, 1/1/40	295,945
192,214	Pool #AD1638, 4.50%, 2/1/40	186,691
122,176	Pool #AD1640, 4.50%, 3/1/40	118,665
493,757	Pool #AD1942, 4.50%, 1/1/40	479,864
139,973	Pool #AD1988, 4.50%, 2/1/40	136,035
157,046	Pool #AD2896, 5.00%, 3/1/40	155,937
12,193	Pool #AD4456, 4.50%, 4/1/40	11,856
370,583	Pool #AD4458, 4.50%, 4/1/40	360,039
163,668	Pool #AD4940, 4.50%, 6/1/40	158,964
62,860	Pool #AD4946, 4.50%, 6/1/40	61,053
103,030	Pool #AD5728, 5.00%, 4/1/40	102,302
45,741	Pool #AD7242, 4.50%, 7/1/40	44,479
78,768	Pool #AD7256, 4.50%, 7/1/40	76,526
209,700	Pool #AD7271, 4.50%, 7/1/40	203,669
227,963	Pool #AD7272, 4.50%, 7/1/40	221,477
76,358	Pool #AD8960, 5.00%, 6/1/40	75,818
286,732	Pool #AD9614, 4.50%, 8/1/40	278,492
3,892	Pool #AE2011, 4.00%, 9/1/40	3,676
624,554	Pool #AE2012, 4.00%, 9/1/40	589,874
101,718	Pool #AE2023, 4.00%, 9/1/40	96,073
204,283	Pool #AE5432, 4.00%, 10/1/40	192,945
286,484	Pool #AE5435, 4.50%, 9/1/40	278,208
109,811	Pool #AE5806, 4.50%, 9/1/40	106,780
254,519	Pool #AE5861, 4.00%, 10/1/40	240,386
113,038	Pool #AE5862, 4.00%, 10/1/40	106,775
237,818	Pool #AE6850, 4.00%, 10/1/40	224,612
133,316	Pool #AE7699, 4.00%, 11/1/40	125,907
357,921	Pool #AE7703, 4.00%, 10/1/40	338,031
109,398	Pool #AH0300, 4.00%, 11/1/40	103,337
144,693	Pool #AH0301, 3.50%, 11/1/40	132,256
3,663	Pool #AH0302, 4.00%, 11/1/40	3,461
206,220	Pool #AH0306, 4.00%, 12/1/40	194,774
319,050	Pool #AH0508, 4.00%, 11/1/40	301,334
499,673	Pool #AH0537, 4.00%, 12/1/40	471,988
477,785	Pool #AH0914, 4.50%, 11/1/40	464,056
232,699	Pool #AH0917, 4.00%, 12/1/40	219,778

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Access Capital Community Investment Fund  (cont.)

June 30, 2024 (Unaudited)
Principal Amount		Value
$191,044	Pool #AH1077, 4.00%, 1/1/41	$180,451
170,694	Pool #AH2973, 4.00%, 12/1/40	161,220
200,697	Pool #AH2980, 4.00%, 1/1/41	189,577
519,130	Pool #AH5656, 4.00%, 1/1/41	490,367
297,111	Pool #AH5658, 4.00%, 2/1/41	280,613
192,850	Pool #AH5662, 4.00%, 2/1/41	182,146
58,059	Pool #AH5882, 4.00%, 2/1/26	57,215
140,931	Pool #AH6764, 4.00%, 3/1/41	133,105
478,765	Pool #AH6768, 4.00%, 3/1/41	450,851
276,222	Pool #AH7281, 4.00%, 3/1/41	260,118
98,726	Pool #AH7526, 4.50%, 3/1/41	95,794
369,704	Pool #AH7537, 4.00%, 3/1/41	348,149
126,380	Pool #AH8878, 4.50%, 4/1/41	122,618
62,986	Pool #AH8885, 4.50%, 4/1/41	61,213
32,096	Pool #AH9050, 3.50%, 2/1/26	31,514
318,386	Pool #AI0114, 4.00%, 3/1/41	299,823
223,160	Pool #AI1846, 4.50%, 5/1/41	216,518
251,365	Pool #AI1847, 4.50%, 5/1/41	243,900
464,602	Pool #AI1848, 4.50%, 5/1/41	450,773
291,883	Pool #AI1849, 4.50%, 5/1/41	283,403
156,259	Pool #AJ0651, 4.00%, 8/1/41	147,148
517,303	Pool #AJ9133, 4.00%, 1/1/42	487,142
191,432	Pool #AK6715, 3.50%, 3/1/42	174,868
313,813	Pool #AK6716, 3.50%, 3/1/42	286,660
152,189	Pool #AK6718, 3.50%, 2/1/42	139,006
208,846	Pool #AM6907, 3.68%, 10/1/32	193,345
350,000	Pool #AN0360, 3.95%, 12/1/45	293,907
847,675	Pool #AN2066, 2.75%, 7/1/26	809,724
862,981	Pool #AN2746, 2.30%, 9/1/26	815,446
779,076	Pool #AN5053, 3.34%, 4/1/27	748,467
191,687	Pool #AN6580, 3.36%, 9/1/29	179,850
877,237	Pool #AN7154, 3.21%, 10/1/32	791,312
1,985,779	Pool #AN8055, 3.05%, 1/1/30	1,828,395
1,492,181	Pool #AN8121, 3.16%, 1/1/35	1,288,018
487,297	Pool #AN8915, 3.48%, 4/1/30	456,180
175,065	Pool #AO2923, 3.50%, 5/1/42	159,925
529,714	Pool #AO8029, 3.50%, 7/1/42	483,880
121,626	Pool #AP7483, 3.50%, 9/1/42	111,103
100,618	Pool #AQ6710, 2.50%, 10/1/27	96,846
556,115	Pool #AQ7193, 3.50%, 7/1/43	508,014
131,089	Pool #AR6928, 3.00%, 3/1/43	116,170
734,634	Pool #AS3494, 4.00%, 10/1/44	687,131
176,046	Pool #AS3929, 4.00%, 12/1/44	164,662
212,470	Pool #AS4070, 4.00%, 12/1/44	197,669
139,111	Pool #AS4390, 3.50%, 2/1/45	126,431
160,417	Pool #AS4732, 3.50%, 4/1/45	145,298
463,484	Pool #AS4905, 3.50%, 4/1/45	419,929
886,053	Pool #AS5341, 3.50%, 7/1/45	802,434

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Access Capital Community Investment Fund  (cont.)

June 30, 2024 (Unaudited)
Principal Amount		Value
$236,861	Pool #AS5576, 4.00%, 8/1/45	$221,213
390,765	Pool #AS5919, 3.50%, 9/1/45	354,692
204,011	Pool #AS6303, 4.00%, 11/1/45	190,530
562,382	Pool #AS6778, 3.50%, 3/1/46	507,898
252,625	Pool #AS6958, 3.50%, 4/1/46	228,464
699,294	Pool #AS7138, 3.50%, 5/1/46	630,139
363,143	Pool #AS7139, 3.50%, 5/1/46	327,231
660,427	Pool #AS7334, 3.00%, 6/1/46	576,924
709,197	Pool #AS7335, 3.00%, 5/1/46	619,528
313,198	Pool #AS7336, 3.00%, 6/1/46	269,196
1,179,974	Pool #AS7504, 3.00%, 7/1/46	1,030,781
427,862	Pool #AS7516, 3.00%, 7/1/46	373,764
281,109	Pool #AS7517, 3.00%, 6/1/46	246,603
115,697	Pool #AS7518, 3.00%, 7/1/46	101,629
144,017	Pool #AS7674, 3.00%, 8/1/46	125,808
950,674	Pool #AS7676, 3.00%, 8/1/46	830,473
600,278	Pool #AS8077, 3.00%, 10/1/46	524,380
225,074	Pool #AS8289, 3.00%, 10/1/46	196,616
459,379	Pool #AS8441, 3.00%, 11/1/46	401,296
713,761	Pool #AS8633, 3.50%, 1/1/47	643,176
292,021	Pool #AS8776, 3.50%, 2/1/47	263,143
324,249	Pool #AS9381, 4.00%, 4/1/47	301,255
153,429	Pool #AS9549, 4.00%, 5/1/47	142,656
567,935	Pool #AS9550, 4.00%, 5/1/47	527,854
182,786	Pool #AS9825, 4.00%, 6/1/47	169,824
405,281	Pool #AT2688, 3.00%, 5/1/43	359,266
178,120	Pool #AT3963, 2.50%, 3/1/28	170,471
67,261	Pool #AT7873, 2.50%, 6/1/28	64,489
247,201	Pool #AU0971, 3.50%, 8/1/43	225,819
344,065	Pool #AU2165, 3.50%, 7/1/43	314,305
311,838	Pool #AU2188, 3.50%, 8/1/43	284,866
2,990	Pool #AU6054, 4.00%, 9/1/43	2,801
247,333	Pool #AU7003, 4.00%, 11/1/43	231,648
167,185	Pool #AU7005, 4.00%, 11/1/43	156,588
179,396	Pool #AV0679, 4.00%, 12/1/43	168,126
246,859	Pool #AV9282, 4.00%, 2/1/44	230,899
124,958	Pool #AW1565, 4.00%, 4/1/44	116,886
524,226	Pool #AW5046, 4.00%, 7/1/44	490,334
75,959	Pool #AW5047, 4.00%, 7/1/44	71,078
99,329	Pool #AW7040, 4.00%, 6/1/44	92,916
632,285	Pool #AX2884, 3.50%, 11/1/44	568,286
435,575	Pool #AX4860, 3.50%, 12/1/44	395,390
530,427	Pool #AY1389, 3.50%, 4/1/45	480,369
161,251	Pool #AY3435, 3.50%, 5/1/45	146,366
331,939	Pool #AY5571, 3.50%, 6/1/45	300,613
255,204	Pool #BC0802, 3.50%, 4/1/46	230,480
228,858	Pool #BC0804, 3.50%, 4/1/46	206,358

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Access Capital Community Investment Fund  (cont.)

June 30, 2024 (Unaudited)
Principal Amount		Value
$345,913	Pool #BC1135, 3.00%, 6/1/46	$302,220
665,612	Pool #BD5021, 3.50%, 2/1/47	600,552
889,297	Pool #BD7140, 4.00%, 4/1/47	826,536
827,942	Pool #BE4232, 3.00%, 12/1/46	723,259
170,464	Pool #BE9743, 3.50%, 4/1/47	153,546
461,955	Pool #BH2665, 3.50%, 9/1/47	416,018
100,975	Pool #BH4659, 4.00%, 6/1/47	94,134
251,540	Pool #BJ0657, 4.00%, 2/1/48	233,662
286,911	Pool #BJ2670, 4.00%, 4/1/48	266,507
720,534	Pool #BJ5158, 4.00%, 4/1/48	669,291
289,759	Pool #BK7685, 4.00%, 10/1/48	269,152
410,161	Pool #BK7924, 4.00%, 11/1/48	381,088
8,920,000	Pool #BL4650, 2.30%, 10/1/31	7,613,982
431,880	Pool #BL5454, 2.77%, 1/1/35	366,386
98,275	Pool #BO1263, 3.50%, 6/1/49	88,568
425,600	Pool #BO3599, 3.00%, 9/1/49	367,194
548,833	Pool #BO5263, 3.00%, 9/1/49	473,515
2,168,540	Pool #BO6771, 2.50%, 5/1/51	1,780,470
631,350	Pool #BP3417, 2.50%, 5/1/51	518,367
540,333	Pool #BP8731, 2.50%, 6/1/50	448,691
860,346	Pool #BP8741, 2.50%, 6/1/50	708,939
1,501,829	Pool #BQ4469, 2.00%, 2/1/51	1,182,515
471,936	Pool #BQ4493, 1.50%, 2/1/51	352,617
359,733	Pool #BQ5723, 2.00%, 10/1/50	283,576
1,116,733	Pool #BQ7523, 2.00%, 11/1/50	880,205
768,581	Pool #BQ7524, 2.50%, 10/1/50	637,275
4,098,595	Pool #BR0940, 2.00%, 4/1/51	3,222,442
793,673	Pool #BR1037, 2.50%, 5/1/51	651,642
1,967,439	Pool #BR1113, 2.00%, 11/1/50	1,551,370
795,399	Pool #BR1114, 1.50%, 11/1/50	594,423
314,404	Pool #BR1115, 2.50%, 12/1/50	258,706
1,121,551	Pool #BR2051, 2.50%, 6/1/51	920,497
2,576,604	Pool #BR2234, 2.50%, 8/1/51	2,113,117
887,284	Pool #BR3565, 2.00%, 1/1/51	699,403
758,916	Pool #BR3566, 2.50%, 12/1/50	628,792
213,309	Pool #BR7088, 2.00%, 3/1/51	167,768
3,000,000	Pool #BS0046, 1.23%, 12/1/27	2,650,453
1,017,393	Pool #BS0345, 1.61%, 1/1/36	767,226
2,545,000	Pool #BS0391, 1.63%, 1/1/33	2,020,124
500,000	Pool #BS0915, 1.62%, 3/1/31	400,182
1,000,000	Pool #BS1281, 1.59%, 3/1/31	816,610
185,555	Pool #BS1326, 1.19%, 3/1/26	173,707
1,862,413	Pool #BS1482, 1.61%, 3/1/31	1,551,476
700,000	Pool #BS1524, 2.01%, 3/1/33	568,675
1,500,000	Pool #BS1560, 2.03%, 4/1/31	1,261,392
960,777	Pool #BS4422, 2.59%, 3/1/32	834,744
1,000,000	Pool #BS5203, 2.41%, 4/1/32	854,021
239,639	Pool #BS5840, 3.78%, 7/1/32	218,784

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Access Capital Community Investment Fund  (cont.)

June 30, 2024 (Unaudited)
Principal Amount		Value
$669,000	Pool #BS6083, 4.38%, 7/1/32	$644,344
400,000	Pool #BS6178, 3.41%, 7/1/29	373,704
884,000	Pool #BS8032, 5.00%, 3/1/28	882,327
1,000,000	Pool #BS8302, 4.61%, 4/1/28	992,261
1,000,000	Pool #BS8303, 4.61%, 4/1/28	993,550
2,735,000	Pool #BS8483, 4.81%, 5/1/28	2,700,872
532,817	Pool #BS8518, 4.30%, 5/1/28	522,755
2,800,000	Pool #BS8572, 4.23%, 5/1/28	2,744,222
3,400,000	Pool #BS9849, 4.97%, 11/1/28	3,417,672
600,000	Pool #BS9972, 5.76%, 11/1/28	621,790
1,743,151	Pool #BT6821, 2.50%, 10/1/51	1,428,509
1,212,698	Pool #BT8237, 4.00%, 6/1/52	1,109,664
238,219	Pool #BT8243, 4.00%, 6/1/52	217,979
1,669,895	Pool #BT9419, 2.50%, 11/1/51	1,367,958
1,075,083	Pool #BU1334, 2.50%, 2/1/52	879,697
1,767,105	Pool #BU1337, 3.00%, 2/1/52	1,508,260
212,492	Pool #BV4205, 3.00%, 2/1/52	181,148
2,468,534	Pool #BV8876, 3.50%, 4/1/52	2,185,361
1,400,000	Pool #BZ0540, 5.04%, 2/1/34	1,419,436
549,803	Pool #CA0114, 3.50%, 8/1/47	495,130
551,560	Pool #CA0334, 3.50%, 9/1/47	496,677
163,184	Pool #CA0536, 3.50%, 10/1/47	146,946
576,720	Pool #CA0551, 4.00%, 10/1/47	536,019
461,978	Pool #CA0565, 3.50%, 10/1/47	416,116
235,702	Pool #CA0743, 3.50%, 11/1/47	212,308
630,604	Pool #CA0825, 3.50%, 12/1/47	567,896
623,832	Pool #CA0981, 3.50%, 12/1/47	561,798
181,981	Pool #CA1070, 3.50%, 1/1/48	163,873
464,490	Pool #CA1115, 3.50%, 1/1/48	418,301
951,919	Pool #CA1130, 3.50%, 1/1/48	857,260
179,037	Pool #CA1131, 3.50%, 2/1/48	161,222
280,992	Pool #CA1132, 3.50%, 1/1/48	253,050
204,775	Pool #CA1144, 3.50%, 2/1/48	184,412
102,784	Pool #CA1152, 3.50%, 2/1/48	92,563
384,884	Pool #CA1160, 3.50%, 2/1/48	346,684
457,710	Pool #CA1161, 3.50%, 2/1/48	411,892
267,798	Pool #CA1338, 4.00%, 3/1/48	248,765
537,857	Pool #CA1339, 3.50%, 3/1/48	484,015
176,095	Pool #CA1418, 4.00%, 3/1/48	163,580
180,450	Pool #CA1468, 4.00%, 3/1/48	167,607
460,525	Pool #CA1469, 4.00%, 3/1/48	427,794
172,317	Pool #CA1471, 4.00%, 3/1/48	160,103
1,048,415	Pool #CA1507, 4.00%, 4/1/48	973,854
389,373	Pool #CA1610, 3.50%, 3/1/48	350,395
402,440	Pool #CA1611, 4.00%, 4/1/48	373,819
399,752	Pool #CA1612, 3.50%, 4/1/48	360,081
484,173	Pool #CA1613, 4.00%, 4/1/48	449,740

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Access Capital Community Investment Fund  (cont.)

June 30, 2024 (Unaudited)
Principal Amount		Value
$187,057	Pool #CA2381, 4.00%, 9/1/48	$173,744
207,155	Pool #CA2440, 4.00%, 9/1/48	192,432
165,572	Pool #CA2441, 4.00%, 10/1/48	153,836
159,400	Pool #CA2442, 4.00%, 10/1/48	148,101
351,115	Pool #CA2443, 4.00%, 10/1/48	326,125
187,373	Pool #CA2468, 4.00%, 10/1/48	174,037
450,801	Pool #CA2594, 4.00%, 11/1/48	419,206
239,577	Pool #CA2913, 4.00%, 1/1/49	222,539
300,895	Pool #CA3042, 4.00%, 1/1/49	279,504
342,995	Pool #CA3043, 4.00%, 2/1/49	318,584
166,445	Pool #CA3045, 4.50%, 1/1/49	159,962
26,913	Pool #CA3132, 4.00%, 2/1/49	24,987
154,437	Pool #CA3557, 3.50%, 5/1/49	138,716
347,081	Pool #CA3628, 3.50%, 6/1/49	310,888
190,767	Pool #CA3793, 3.50%, 6/1/49	171,065
132,967	Pool #CA3936, 3.50%, 7/1/49	119,235
408,398	Pool #CA4043, 3.00%, 8/1/49	352,352
478,541	Pool #CA4320, 3.00%, 9/1/49	412,869
311,924	Pool #CA5106, 3.00%, 1/1/50	269,118
410,812	Pool #CA5132, 3.00%, 2/1/50	354,435
939,589	Pool #CA5309, 3.00%, 3/1/50	809,802
525,009	Pool #CA5312, 3.00%, 3/1/50	452,489
1,118,255	Pool #CA6151, 2.50%, 6/1/50	922,227
278,021	Pool #CA6251, 3.00%, 6/1/50	239,767
1,246,648	Pool #CA6263, 2.50%, 7/1/50	1,027,258
1,237,870	Pool #CA6966, 2.00%, 9/1/50	976,143
2,218,346	Pool #CA6967, 2.00%, 9/1/50	1,749,694
1,332,760	Pool #CA6968, 2.00%, 9/1/50	1,050,970
1,039,270	Pool #CA6969, 2.00%, 9/1/50	819,712
1,250,248	Pool #CA6971, 2.50%, 9/1/50	1,030,213
1,356,239	Pool #CA6972, 2.50%, 8/1/50	1,116,723
970,661	Pool #CA6973, 2.50%, 9/1/50	799,239
890,808	Pool #CA7258, 2.50%, 9/1/50	734,032
1,143,597	Pool #CA7259, 2.50%, 9/1/50	942,331
1,397,170	Pool #CA7317, 2.00%, 10/1/50	1,101,383
1,750,408	Pool #CA7549, 2.00%, 10/1/50	1,379,839
1,496,518	Pool #CA7917, 2.00%, 11/1/50	1,190,216
859,278	Pool #CA8069, 1.50%, 12/1/50	642,095
1,042,706	Pool #CA8070, 2.00%, 12/1/50	821,574
3,611,874	Pool #CA8077, 2.00%, 12/1/50	2,845,887
623,880	Pool #CA8425, 1.50%, 12/1/50	470,890
1,015,053	Pool #CA8432, 2.00%, 12/1/50	800,117
1,318,962	Pool #CA8685, 1.50%, 1/1/51	985,593
3,839,431	Pool #CA8811, 2.00%, 1/1/51	3,023,103
4,356,254	Pool #CA9048, 2.00%, 2/1/51	3,430,041
277,673	Pool #CB0245, 2.50%, 4/1/51	227,982
757,358	Pool #CB0437, 2.50%, 5/1/51	622,023
609,382	Pool #CB0480, 2.50%, 5/1/51	500,301

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Access Capital Community Investment Fund  (cont.)

June 30, 2024 (Unaudited)
Principal Amount		Value
$141,436	Pool #CB0576, 2.50%, 5/1/51	$116,704
257,987	Pool #CB0582, 2.50%, 5/1/51	211,807
1,900,850	Pool #CB0688, 2.50%, 6/1/51	1,561,625
418,495	Pool #CB0689, 2.50%, 6/1/51	343,583
939,158	Pool #CB0972, 2.50%, 6/1/51	770,755
470,541	Pool #CB1003, 2.50%, 7/1/51	386,044
298,627	Pool #CB1010, 2.50%, 7/1/51	245,002
1,171,936	Pool #CB1060, 2.00%, 7/1/51	920,142
1,883,175	Pool #CB1311, 2.50%, 8/1/51	1,544,916
1,686,643	Pool #CB1444, 2.50%, 8/1/51	1,382,722
964,049	Pool #CB1515, 2.50%, 8/1/51	790,334
1,504,333	Pool #CB1532, 2.50%, 9/1/51	1,233,656
1,446,054	Pool #CB1809, 2.50%, 10/1/51	1,185,038
774,153	Pool #CB1956, 2.50%, 10/1/51	639,098
785,230	Pool #CB2029, 2.50%, 11/1/51	643,456
1,723,702	Pool #CB2205, 2.50%, 11/1/51	1,411,503
699,748	Pool #CB2268, 2.50%, 12/1/51	573,008
488,503	Pool #CB2467, 2.50%, 12/1/51	399,874
1,762,910	Pool #CB2515, 2.50%, 12/1/51	1,443,064
2,714,867	Pool #CB2761, 3.00%, 2/1/52	2,317,194
5,776,413	Pool #CB2797, 3.00%, 2/1/52	4,930,284
5,530,265	Pool #CB2938, 3.00%, 2/1/52	4,712,145
1,153,242	Pool #CB3052, 3.00%, 2/1/52	982,637
882,595	Pool #CB3249, 3.00%, 4/1/52	754,778
1,943,230	Pool #CB3281, 3.50%, 4/1/52	1,720,317
421,635	Pool #CB3413, 3.50%, 4/1/52	375,334
796,011	Pool #CB3489, 2.50%, 4/1/52	651,098
636,844	Pool #CB3490, 3.00%, 4/1/52	542,140
7,375,877	Pool #CB3797, 4.00%, 6/1/52	6,749,205
5,409,356	Pool #CB4056, 4.50%, 7/1/52	5,104,641
2,882,165	Pool #CB4208, 4.50%, 7/1/52	2,719,809
2,351,497	Pool #CB4272, 4.50%, 7/1/52	2,218,680
9,336,215	Pool #CB4314, 4.50%, 8/1/52	8,808,889
12,055,611	Pool #CB4463, 4.50%, 8/1/52	11,372,774
337,584	Pool #CB4473, 4.50%, 8/1/52	319,486
4,749,986	Pool #CB4539, 4.50%, 9/1/52	4,480,963
4,308,964	Pool #CB4595, 4.00%, 9/1/52	3,942,864
5,812,826	Pool #CB4767, 5.00%, 9/1/52	5,627,801
2,869,488	Pool #CB4966, 5.50%, 10/1/52	2,832,372
1,607,094	Pool #CB4967, 5.50%, 10/1/52	1,587,223
9,723,302	Pool #CB5037, 5.50%, 11/1/52	9,596,885
4,009,676	Pool #CB5048, 6.00%, 11/1/52	4,019,772
5,584,068	Pool #CB5166, 6.00%, 11/1/52	5,598,129
2,772,149	Pool #CB5199, 6.00%, 11/1/52	2,779,129
2,610,324	Pool #CB5202, 6.50%, 11/1/52	2,655,549
390,034	Pool #CB5220, 6.50%, 12/1/52	396,902
3,163,499	Pool #CB5343, 6.00%, 12/1/52	3,171,465

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Access Capital Community Investment Fund  (cont.)

June 30, 2024 (Unaudited)
Principal Amount		Value
$328,858	Pool #CB5344, 6.50%, 12/1/52	$338,205
1,702,059	Pool #CB5385, 6.00%, 12/1/52	1,706,557
2,605,154	Pool #CB5549, 6.00%, 1/1/53	2,611,458
895,438	Pool #CB5586, 6.00%, 1/1/53	897,605
4,484,470	Pool #CB5728, 5.50%, 2/1/53	4,422,566
1,424,540	Pool #CB5732, 5.50%, 2/1/53	1,404,959
4,529,662	Pool #CB5797, 5.50%, 3/1/53	4,467,541
1,898,965	Pool #CB5804, 6.00%, 2/1/53	1,903,763
2,830,174	Pool #CB5946, 5.50%, 3/1/53	2,791,360
2,149,412	Pool #CB5980, 5.50%, 3/1/53	2,119,984
181,557	Pool #CB6005, 5.50%, 4/1/53	179,071
1,898,696	Pool #CB6126, 5.00%, 4/1/53	1,833,987
505,033	Pool #CB6138, 5.00%, 4/1/53	487,834
611,993	Pool #CB6208, 5.50%, 5/1/53	603,576
397,069	Pool #CB6368, 5.00%, 5/1/53	383,537
1,337,865	Pool #CB6400, 5.00%, 5/1/53	1,292,269
1,427,407	Pool #CB6564, 5.50%, 6/1/53	1,407,598
332,730	Pool #CB6607, 5.50%, 7/1/53	328,093
336,277	Pool #CB6783, 5.00%, 7/1/53	325,035
235,055	Pool #CB6826, 5.50%, 7/1/53	232,226
1,831,122	Pool #CB6953, 5.50%, 8/1/53	1,805,329
2,370,913	Pool #CB6955, 6.00%, 8/1/53	2,376,902
2,623,622	Pool #CB7160, 6.50%, 9/1/53	2,669,089
331,786	Pool #CB7202, 6.50%, 10/1/53	337,536
3,348,316	Pool #CB7222, 5.50%, 10/1/53	3,300,944
1,358,034	Pool #CB7223, 6.00%, 10/1/53	1,361,411
637,783	Pool #CB7362, 6.00%, 10/1/53	640,923
2,782,842	Pool #CB7376, 6.00%, 10/1/53	2,789,488
2,187,795	Pool #CB7454, 6.00%, 11/1/53	2,193,020
606,458	Pool #CB7455, 6.50%, 11/1/53	621,458
214,320	Pool #CB7467, 6.50%, 11/1/53	219,621
533,101	Pool #CB7548, 6.50%, 11/1/53	542,339
2,149,968	Pool #CB7585, 6.50%, 11/1/53	2,187,227
1,168,120	Pool #CB7586, 7.00%, 12/1/53	1,201,371
1,107,627	Pool #CB7625, 6.50%, 12/1/53	1,135,022
1,941,556	Pool #CB7683, 6.00%, 12/1/53	1,946,193
2,082,259	Pool #CB7704, 6.50%, 12/1/53	2,118,345
1,603,887	Pool #CB7728, 7.00%, 12/1/53	1,648,436
350,754	Pool #CB7733, 6.50%, 12/1/53	356,932
1,306,451	Pool #CB7918, 6.00%, 1/1/54	1,310,669
911,325	Pool #CB7919, 6.50%, 1/1/54	930,123
1,921,337	Pool #CB8093, 5.50%, 3/1/54	1,893,694
1,953,762	Pool #CB8094, 6.00%, 2/1/54	1,963,368
1,986,827	Pool #CB8108, 5.50%, 3/1/54	1,958,306
2,327,251	Pool #CB8261, 5.50%, 3/1/54	2,293,979
1,070,043	Pool #CB8284, 5.50%, 4/1/54	1,054,745
1,259,524	Pool #CB8285, 6.00%, 4/1/54	1,274,029
841,410	Pool #CB8445, 6.50%, 5/1/54	858,836

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Access Capital Community Investment Fund  (cont.)

June 30, 2024 (Unaudited)
Principal Amount		Value
$1,072,310	Pool #CB8463, 6.00%, 5/1/54	$1,080,916
758,689	Pool #CB8585, 5.00%, 5/1/54	738,235
1,238,646	Pool #CB8587, 6.00%, 5/1/54	1,258,079
1,323,070	Pool #CB8618, 6.00%, 5/1/54	1,333,690
786,702	Pool #CB8795, 6.00%, 6/1/54	799,256
44,156	Pool #MC0013, 5.50%, 12/1/38	44,762
71,990	Pool #MC0014, 5.50%, 12/1/38	72,973
59,914	Pool #MC0016, 5.50%, 11/1/38	60,732
74,939	Pool #MC0127, 4.50%, 7/1/39	72,917
230,308	Pool #MC0154, 4.50%, 8/1/39	223,822
75,416	Pool #MC0160, 4.50%, 8/1/39	73,382
153,580	Pool #MC0177, 4.50%, 9/1/39	149,258
103,594	Pool #MC0270, 4.50%, 3/1/40	100,617
131,421	Pool #MC0584, 4.00%, 1/1/42	123,759
		413,089,135
Freddie Mac — 31.35%
409,232	Pool #Q63813, 3.50%, 4/1/49	367,422
718,452	Pool #QB5148, 2.00%, 11/1/50	566,158
1,180,489	Pool #QB5731, 2.00%, 11/1/50	930,457
1,812,801	Pool #QB5732, 2.50%, 11/1/50	1,491,533
1,498,776	Pool #QB6982, 2.00%, 11/1/50	1,180,924
361,651	Pool #QB6992, 1.50%, 12/1/50	270,271
1,056,572	Pool #QC4676, 2.50%, 7/1/51	866,840
756,185	Pool #QC6090, 2.50%, 8/1/51	623,485
1,658,277	Pool #QC6108, 2.50%, 8/1/51	1,359,901
1,004,979	Pool #QC6643, 2.50%, 8/1/51	824,152
1,056,382	Pool #QC9175, 2.50%, 10/1/51	870,347
1,694,923	Pool #QD0152, 2.50%, 10/1/51	1,388,461
261,612	Pool #QD1762, 2.00%, 11/1/51	205,191
2,530,921	Pool #QD4183, 2.50%, 12/1/51	2,072,517
813,727	Pool #QD7419, 3.00%, 2/1/52	693,698
378,469	Pool #QE0994, 3.50%, 4/1/52	335,083
3,160,718	Pool #QE2342, 4.00%, 5/1/52	2,892,177
4,748,646	Pool #QE7866, 4.00%, 8/1/52	4,345,191
1,160,389	Pool #QE9025, 4.00%, 8/1/52	1,061,800
586,349	Pool #QE9026, 5.00%, 8/1/52	568,031
1,032,335	Pool #QE9027, 4.50%, 8/1/52	974,023
1,384,499	Pool #QF0539, 4.00%, 9/1/52	1,266,869
242,971	Pool #QG5944, 5.00%, 6/1/53	235,013
237,854	Pool #RA1234, 3.50%, 8/1/49	213,050
250,216	Pool #RA1382, 3.00%, 9/1/49	215,878
1,308,942	Pool #RA1383, 3.00%, 9/1/49	1,129,312
248,265	Pool #RA1470, 3.00%, 10/1/49	214,195
264,757	Pool #RA1713, 3.00%, 11/1/49	228,424
460,479	Pool #RA1714, 3.00%, 11/1/49	397,286
614,368	Pool #RA1716, 3.00%, 11/1/49	530,056
458,261	Pool #RA1724, 2.50%, 10/1/49	379,005

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Access Capital Community Investment Fund  (cont.)

June 30, 2024 (Unaudited)
Principal Amount		Value
$366,392	Pool #RA1979, 3.00%, 12/1/49	$316,150
646,606	Pool #RA1987, 3.00%, 12/1/49	557,870
1,335,258	Pool #RA1988, 3.00%, 1/1/50	1,152,017
729,469	Pool #RA2158, 3.00%, 2/1/50	628,932
720,575	Pool #RA2162, 3.00%, 2/1/50	621,263
715,947	Pool #RA2255, 3.00%, 3/1/50	617,273
1,040,406	Pool #RA2256, 3.00%, 3/1/50	897,015
709,132	Pool #RA2340, 3.00%, 3/1/50	611,178
284,845	Pool #RA2395, 2.50%, 4/1/50	235,088
1,335,788	Pool #RA3207, 2.50%, 7/1/50	1,101,525
2,756,245	Pool #RA3208, 2.50%, 7/1/50	2,270,337
801,758	Pool #RA3339, 2.00%, 8/1/50	632,377
1,217,766	Pool #RA3552, 2.00%, 9/1/50	960,499
1,120,071	Pool #RA3553, 2.50%, 8/1/50	923,293
3,137,137	Pool #RA3679, 2.00%, 9/1/50	2,473,530
1,613,316	Pool #RA3680, 2.50%, 9/1/50	1,328,399
474,107	Pool #RA3733, 2.00%, 10/1/50	374,101
521,340	Pool #RA3734, 2.50%, 10/1/50	429,588
783,154	Pool #RA3747, 2.00%, 9/1/50	617,704
1,580,547	Pool #RA3751, 2.00%, 10/1/50	1,254,333
2,443,039	Pool #RA3803, 1.50%, 12/1/50	1,825,558
381,686	Pool #RA3861, 1.50%, 10/1/50	285,274
1,532,227	Pool #RA3862, 2.00%, 10/1/50	1,208,111
1,552,944	Pool #RA3917, 1.50%, 10/1/50	1,160,676
3,099,875	Pool #RA3918, 2.00%, 10/1/50	2,443,310
587,927	Pool #RA3928, 1.50%, 11/1/50	439,373
193,649	Pool #RA3929, 2.00%, 10/1/50	153,734
525,301	Pool #RA4018, 2.00%, 1/1/51	413,927
497,790	Pool #RA4055, 2.00%, 11/1/50	392,356
683,365	Pool #RA4056, 1.50%, 11/1/50	510,697
6,801,957	Pool #RA4195, 2.00%, 12/1/50	5,359,433
4,540,166	Pool #RA4254, 2.00%, 12/1/50	3,578,792
764,868	Pool #RA4274, 1.50%, 12/1/50	571,606
835,751	Pool #RA4357, 2.00%, 1/1/51	658,283
1,364,829	Pool #RA4377, 2.00%, 2/1/51	1,081,660
2,126,535	Pool #RA4420, 2.00%, 1/1/51	1,674,398
3,036,828	Pool #RA4503, 2.00%, 2/1/51	2,391,147
751,054	Pool #RA4548, 2.00%, 2/1/51	591,367
1,816,156	Pool #RA4578, 2.00%, 2/1/51	1,428,410
290,324	Pool #RA4590, 2.00%, 2/1/51	228,341
254,545	Pool #RA4597, 2.00%, 2/1/51	200,425
238,710	Pool #RA4618, 2.00%, 2/1/51	188,099
788,307	Pool #RA4621, 2.00%, 2/1/51	620,005
1,326,901	Pool #RA4738, 2.00%, 3/1/51	1,043,610
3,574,169	Pool #RA4745, 2.00%, 3/1/51	2,811,091
1,358,970	Pool #RA4775, 2.00%, 3/1/51	1,068,833
1,085,503	Pool #RA4835, 2.50%, 3/1/51	891,583
2,045,693	Pool #RA4872, 2.50%, 4/1/51	1,680,241

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Access Capital Community Investment Fund  (cont.)

June 30, 2024 (Unaudited)
Principal Amount		Value
$7,556,527	Pool #RA5020, 2.00%, 4/1/51	$5,941,174
3,134,545	Pool #RA5021, 1.50%, 4/1/51	2,340,731
352,264	Pool #RA5043, 2.50%, 4/1/51	289,225
629,194	Pool #RA5045, 2.50%, 5/1/51	519,363
2,889,510	Pool #RA5068, 2.00%, 4/1/51	2,271,038
1,527,893	Pool #RA5173, 2.50%, 4/1/51	1,254,470
915,636	Pool #RA5195, 2.50%, 5/1/51	747,476
713,473	Pool #RA5197, 2.50%, 5/1/51	585,794
1,281,338	Pool #RA5217, 2.50%, 5/1/51	1,065,495
1,083,446	Pool #RA5237, 2.50%, 5/1/51	889,841
1,852,628	Pool #RA5350, 2.50%, 6/1/51	1,520,518
1,437,846	Pool #RA5387, 2.50%, 6/1/51	1,190,093
221,618	Pool #RA5404, 2.50%, 6/1/51	181,880
7,312,932	Pool #RA5427, 2.50%, 6/1/51	5,999,723
1,094,356	Pool #RA5509, 2.50%, 7/1/51	902,649
457,871	Pool #RA5525, 2.50%, 7/1/51	375,649
694,562	Pool #RA5541, 2.50%, 7/1/51	569,837
1,900,870	Pool #RA5621, 2.50%, 8/1/51	1,558,936
233,962	Pool #RA5686, 2.50%, 7/1/51	192,064
1,660,348	Pool #RA5701, 2.00%, 8/1/51	1,303,166
1,343,885	Pool #RA5719, 2.50%, 10/1/51	1,101,246
3,130,951	Pool #RA5726, 2.50%, 8/1/51	2,567,595
1,727,228	Pool #RA5796, 2.50%, 8/1/51	1,415,994
1,731,554	Pool #RA5873, 2.50%, 9/1/51	1,419,541
690,971	Pool #RA5874, 2.50%, 9/1/51	566,249
2,544,462	Pool #RA5948, 2.50%, 12/1/51	2,084,865
139,633	Pool #RA5951, 2.50%, 9/1/51	115,043
3,288,350	Pool #RA6030, 2.50%, 10/1/51	2,694,796
64,129	Pool #RA6108, 3.50%, 3/1/52	56,782
1,260,549	Pool #RA6117, 2.50%, 10/1/51	1,032,627
1,283,261	Pool #RA6276, 2.50%, 11/1/51	1,051,233
378,691	Pool #RA6305, 2.50%, 11/1/51	311,884
1,216,864	Pool #RA6317, 2.50%, 11/1/51	996,841
82,118	Pool #RA6389, 2.50%, 11/1/51	67,954
1,718,369	Pool #RA6516, 2.50%, 12/1/51	1,406,604
1,375,788	Pool #RA6687, 3.00%, 1/1/52	1,174,263
2,837,509	Pool #RA6743, 2.50%, 1/1/52	2,322,698
1,910,258	Pool #RA6760, 3.00%, 2/1/52	1,630,444
772,671	Pool #RA6782, 3.00%, 2/1/52	664,418
2,238,551	Pool #RA6801, 3.00%, 2/1/52	1,920,593
3,747,107	Pool #RA6858, 3.00%, 3/1/52	3,192,778
1,280,341	Pool #RA6930, 3.50%, 3/1/52	1,133,668
927,191	Pool #RA6978, 3.50%, 3/1/52	828,207
1,422,861	Pool #RA6983, 2.50%, 3/1/52	1,164,810
470,951	Pool #RA7098, 3.50%, 3/1/52	416,964
168,033	Pool #RA7146, 3.50%, 4/1/52	148,757
2,051,939	Pool #RA7162, 3.50%, 4/1/52	1,816,555

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Access Capital Community Investment Fund  (cont.)

June 30, 2024 (Unaudited)
Principal Amount		Value
$186,274	Pool #RA7284, 3.50%, 4/1/52	$165,819
108,418	Pool #RA7344, 4.00%, 4/1/52	99,680
5,676,199	Pool #RA7454, 4.00%, 6/1/52	5,193,936
4,180,256	Pool #RA7469, 4.00%, 5/1/52	3,825,091
8,801,487	Pool #RA7503, 4.50%, 7/1/52	8,305,690
2,547,585	Pool #RA7714, 4.50%, 7/1/52	2,404,077
2,342,936	Pool #RA7872, 4.50%, 9/1/52	2,210,230
4,837,280	Pool #RA7897, 4.50%, 9/1/52	4,563,293
3,064,163	Pool #RA8627, 5.50%, 3/1/53	3,022,401
1,887,439	Pool #RA8684, 5.00%, 3/1/53	1,823,304
328,812	Pool #RA9790, 6.00%, 9/1/53	329,873
932,797	Pool #RA9975, 6.00%, 10/1/53	935,153
962,570	Pool #WA3211, 1.91%, 9/1/35	730,865
1,055,126	Pool #WA3305, 1.75%, 6/1/37	758,788
915,890	Pool #WA5002, 2.62%, 11/1/31	801,577
250,000	Pool #WN2304, 4.45%, 12/1/32	241,612
1,000,000	Pool #WN3049, 2.39%, 9/1/31	856,150
416,265	Pool #ZA4828, 4.00%, 3/1/47	386,888
49,808	Pool #ZA4891, 3.50%, 3/1/47	45,159
419,972	Pool #ZA4892, 4.00%, 5/1/47	390,386
307,607	Pool #ZA4893, 3.50%, 4/1/47	277,524
603,942	Pool #ZA4912, 3.50%, 5/1/47	543,886
599,118	Pool #ZA4913, 4.00%, 5/1/47	556,836
890,227	Pool #ZA5070, 3.50%, 11/1/47	801,644
375,198	Pool #ZA5174, 3.50%, 12/1/47	337,959
1,247,891	Pool #ZA5238, 3.50%, 2/1/48	1,123,801
401,160	Pool #ZA5245, 3.50%, 1/1/48	361,268
769,645	Pool #ZA5253, 3.50%, 1/1/48	693,061
357,545	Pool #ZA5254, 4.00%, 1/1/48	332,440
571,974	Pool #ZA5308, 4.00%, 1/1/48	531,608
629,764	Pool #ZA5575, 4.00%, 7/1/48	584,977
606,727	Pool #ZA5637, 4.50%, 8/1/48	580,655
506,708	Pool #ZA5645, 4.00%, 8/1/48	470,644
57,604	Pool #ZA6576, 3.50%, 4/1/49	51,914
71,523	Pool #ZI0238, 5.00%, 6/1/33	70,896
131,528	Pool #ZI0412, 5.00%, 8/1/33	130,374
56,826	Pool #ZI0543, 4.50%, 8/1/33	55,397
54,195	Pool #ZI1023, 5.50%, 11/1/33	54,601
76,319	Pool #ZI1353, 5.50%, 1/1/34	76,891
115,378	Pool #ZI1493, 5.50%, 1/1/34	116,247
91,930	Pool #ZI1524, 5.50%, 2/1/34	92,619
58,167	Pool #ZI1689, 5.50%, 4/1/34	58,782
48,207	Pool #ZI1802, 5.50%, 4/1/34	48,716
117,758	Pool #ZI1991, 5.00%, 5/1/34	116,764
77,899	Pool #ZI2332, 5.00%, 6/1/34	77,241
126,172	Pool #ZI2939, 5.50%, 12/1/34	127,505
72,079	Pool #ZI3102, 5.00%, 1/1/35	71,471
72,679	Pool #ZI3254, 5.50%, 4/1/35	73,588

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Access Capital Community Investment Fund  (cont.)

June 30, 2024 (Unaudited)
Principal Amount		Value
$154,562	Pool #ZI3507, 5.00%, 9/1/35	$153,205
81,401	Pool #ZI3713, 5.00%, 5/1/35	80,686
71,063	Pool #ZI4118, 5.50%, 1/1/36	71,950
127,265	Pool #ZI4120, 5.50%, 1/1/36	128,857
172,358	Pool #ZI4200, 5.50%, 2/1/36	174,513
73,506	Pool #ZI4201, 6.00%, 2/1/36	75,758
57,294	Pool #ZI4429, 5.00%, 6/1/35	56,792
51,387	Pool #ZI4521, 5.50%, 7/1/35	52,030
142,010	Pool #ZI4572, 5.50%, 8/1/35	143,785
54,473	Pool #ZI4605, 5.50%, 9/1/35	55,153
3,599	Pool #ZI4606, 5.50%, 9/1/35	3,644
36,006	Pool #ZI4704, 5.00%, 11/1/35	35,691
105,990	Pool #ZI4705, 5.00%, 11/1/35	105,059
44,834	Pool #ZI4706, 5.50%, 11/1/35	45,394
181,575	Pool #ZI4979, 6.00%, 6/1/36	187,911
22,648	Pool #ZI5006, 6.00%, 6/1/36	23,438
156,477	Pool #ZI5912, 5.50%, 4/1/37	158,452
80,976	Pool #ZI6311, 5.50%, 6/1/37	81,999
54,717	Pool #ZI6814, 6.00%, 10/1/37	56,626
48,876	Pool #ZI6976, 5.50%, 7/1/37	49,495
191,682	Pool #ZI9925, 5.00%, 4/1/40	190,324
63,900	Pool #ZJ0038, 4.50%, 5/1/40	62,137
193,825	Pool #ZJ0482, 4.50%, 9/1/40	188,476
205,434	Pool #ZJ0844, 4.00%, 12/1/40	194,052
84,042	Pool #ZJ1264, 4.00%, 1/1/41	79,379
220,725	Pool #ZJ1444, 4.00%, 3/1/41	207,877
93,522	Pool #ZJ1445, 4.50%, 3/1/41	90,744
42,092	Pool #ZJ5032, 6.50%, 5/1/31	43,281
25,451	Pool #ZJ5458, 6.50%, 11/1/31	26,195
19,578	Pool #ZJ5928, 6.50%, 3/1/32	20,216
66,244	Pool #ZJ6638, 6.00%, 11/1/32	67,967
54,547	Pool #ZJ6955, 5.50%, 3/1/33	54,956
39,418	Pool #ZJ6956, 5.50%, 3/1/33	39,714
29,317	Pool #ZK4661, 2.50%, 11/1/27	28,100
270,838	Pool #ZL2630, 3.50%, 12/1/41	247,615
309,003	Pool #ZL2708, 3.50%, 1/1/42	282,346
816,009	Pool #ZL5676, 3.00%, 4/1/43	723,020
373,831	Pool #ZL6090, 3.00%, 6/1/43	331,230
176,875	Pool #ZL6097, 3.00%, 6/1/43	156,718
501,604	Pool #ZL9372, 3.00%, 4/1/45	439,361
333,281	Pool #ZL9669, 3.50%, 6/1/45	301,828
190,214	Pool #ZM1422, 3.50%, 7/1/46	171,403
209,612	Pool #ZM1423, 3.50%, 7/1/46	188,883
152,735	Pool #ZM1736, 3.00%, 9/1/46	133,443
650,275	Pool #ZM1738, 3.00%, 9/1/46	568,056
513,472	Pool #ZM8750, 4.00%, 9/1/48	476,955
278,553	Pool #ZN1022, 4.00%, 11/1/48	258,743

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Access Capital Community Investment Fund  (cont.)

June 30, 2024 (Unaudited)
Principal Amount		Value
$6,582	Pool #ZN5269, 6.50%, 10/1/31	$6,767
58,990	Pool #ZN5321, 5.50%, 5/1/34	59,616
36,133	Pool #ZN5322, 5.50%, 5/1/34	36,513
42,915	Pool #ZN5332, 5.00%, 11/1/34	42,554
572,415	Series 2017-SB42, Class A10F, 2.96%, 10/25/27(a)	534,407
316,203	Series 2018-SB52, Class A10F, 3.48%, 6/25/28(a)	298,189
684,268	Series 2018-SB53, Class A10F, 3.66%, 6/25/28(a)	644,556
249,296	Series 2018-SB56, Class A10F, 3.70%, 10/25/28(a)	235,490
431,559	Series 2019-SB64, Class A10F, 2.71%, 5/25/29(a)	392,539
582,265	Series 2019-SB66, Class A5H, 6.14%, 6/25/39(a)	575,444
1,336,391	Series 2020-SB81, Class A10H, 1.26%, 10/25/40(a)	1,088,078
976,733	Series 2022-SB100, Class A10F, 2.01%, 5/25/32(a)	815,842
743,804	Series 2022-SB96, Class A7F, 1.88%, 1/25/29(a)	655,798
2,798,637	Series Q014, Class A1, 1.56%, 1/25/36	2,236,118
		205,046,742
Ginnie Mae — 3.85%
178,730	Pool #442423, 4.00%, 9/20/41	169,317
79,359	Pool #616936, 5.50%, 1/15/36	80,452
669,275	Pool #618363, 4.00%, 9/20/41	634,003
333,148	Pool #664269, 5.85%, 6/15/38	333,148
20,055	Pool #675509, 5.50%, 6/15/38	20,175
131,828	Pool #697672, 5.50%, 12/15/38	134,006
58,257	Pool #697814, 5.00%, 2/15/39	58,245
292,620	Pool #697885, 4.50%, 3/15/39	286,249
90,083	Pool #698112, 4.50%, 5/15/39	88,121
419,219	Pool #698113, 4.50%, 5/15/39	410,092
602,242	Pool #713519, 6.00%, 7/15/39	624,628
153,720	Pool #716822, 4.50%, 4/15/39	150,373
55,067	Pool #716823, 4.50%, 4/15/39	53,868
205,297	Pool #720080, 4.50%, 6/15/39	200,827
233,447	Pool #724629, 5.00%, 7/20/40	233,515
296,275	Pool #726550, 5.00%, 9/15/39	296,368
138,237	Pool #729346, 4.50%, 7/15/41	135,169
204,198	Pool #738844, 3.50%, 10/15/41	187,345
135,971	Pool #738845, 3.50%, 10/15/41	124,746
193,778	Pool #738862, 4.00%, 10/15/41	183,612
166,139	Pool #747241, 5.00%, 9/20/40	166,187
510,595	Pool #748654, 3.50%, 9/15/40	468,841
90,883	Pool #748846, 4.50%, 9/20/40	88,965
244,421	Pool #757016, 3.50%, 11/15/40	224,462
151,759	Pool #757017, 4.00%, 12/15/40	143,846
189,610	Pool #759297, 4.00%, 1/20/41	179,970
136,024	Pool #759298, 4.00%, 2/20/41	129,100
135,980	Pool #762877, 4.00%, 4/15/41	128,841
76,197	Pool #763564, 4.50%, 5/15/41	74,506
165,731	Pool #770481, 4.00%, 8/15/41	157,036
38,104	Pool #770482, 4.50%, 8/15/41	37,258

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Access Capital Community Investment Fund  (cont.)

June 30, 2024 (Unaudited)
Principal Amount		Value
$117,404	Pool #770517, 4.00%, 8/15/41	$111,245
110,445	Pool #770529, 4.00%, 8/15/41	104,645
42,437	Pool #770537, 4.00%, 8/15/41	40,212
127,997	Pool #770738, 4.50%, 6/20/41	125,243
148,462	Pool #779592, 4.00%, 11/20/41	140,645
96,649	Pool #779593, 4.00%, 11/20/41	91,554
231,816	Pool #AA6312, 3.00%, 4/15/43	204,432
313,506	Pool #AA6424, 3.00%, 5/15/43	277,944
377,195	Pool #AB2733, 3.50%, 8/15/42	345,809
278,482	Pool #AB2745, 3.00%, 8/15/42	247,406
623,059	Pool #AB2841, 3.00%, 9/15/42	553,532
41,613	Pool #AB2843, 3.00%, 9/15/42	36,971
372,112	Pool #AE6946, 3.00%, 6/15/43	329,910
67,233	Pool #AG8915, 4.00%, 2/20/44	63,385
300,684	Pool #AK6446, 3.00%, 1/15/45	265,058
372,057	Pool #AK7036, 3.00%, 4/15/45	329,053
278,639	Pool #AO3594, 3.50%, 8/20/45	254,096
144,433	Pool #AP3887, 3.50%, 9/20/45	131,702
310,258	Pool #AR4919, 3.50%, 3/20/46	282,070
454,415	Pool #AR4970, 3.50%, 4/20/46	413,074
411,848	Pool #AS2921, 3.50%, 4/20/46	374,404
342,966	Pool #AS4332, 3.00%, 6/20/46	302,982
397,255	Pool #AS5511, 3.50%, 3/20/46	361,132
681,194	Pool #AX7237, 3.50%, 11/20/46	619,246
540,860	Pool #BO2104, 3.00%, 8/20/49	467,710
1,445,108	Pool #BR3787, 3.00%, 12/20/49	1,263,591
700,000	Series 2012-100, Class B, 2.31%, 11/16/51(a)	618,550
283,613	Series 2012-107, Class A, 1.15%, 1/16/45	258,730
842,986	Series 2012-115, Class A, 2.13%, 4/16/45	717,464
853,133	Series 2012-120, Class A, 1.90%, 2/16/53	715,683
366,253	Series 2012-131, Class A, 1.90%, 2/16/53	308,071
131,961	Series 2012-144, Class AD, 1.77%, 1/16/53	113,691
65,435	Series 2013-105, Class A, 1.71%, 2/16/37	64,380
80,056	Series 2013-126, Class BK, 2.45%, 10/16/47(a)	69,578
168,151	Series 2013-29, Class AB, 1.77%, 10/16/45	153,224
86,215	Series 2013-63, Class AB, 1.38%, 3/16/45	83,970
274,751	Series 2013-97, Class AC, 2.00%, 6/16/45	243,365
32,012	Series 2015-107, Class AB, 2.50%, 11/16/49	28,338
253,190	Series 2015-114, Class AD, 2.50%, 11/15/51	240,153
163,582	Series 2015-128, Class AD, 2.50%, 12/16/50	151,608
135,615	Series 2015-130, Class AH, 2.90%, 8/16/47(a)	129,210
851,780	Series 2015-135, Class AC, 2.35%, 4/16/49	735,815
310,996	Series 2015-136, Class AC, 2.50%, 3/16/47	282,429
119,888	Series 2015-15, Class A, 2.00%, 11/16/48	105,623
364,059	Series 2015-154, Class AD, 2.50%, 5/16/54	312,836
304,448	Series 2015-171, Class DA, 2.37%, 3/16/46	266,221
275,108	Series 2015-22, Class A, 2.40%, 8/16/47	254,341

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Access Capital Community Investment Fund  (cont.)

June 30, 2024 (Unaudited)
Principal Amount		Value
$411,069	Series 2015-70, Class AB, 2.30%, 11/16/48	$360,143
60,936	Series 2016-11, Class AD, 2.25%, 11/16/43	58,877
138,143	Series 2016-14, Class AB, 2.15%, 8/16/42	130,325
766,152	Series 2016-152, Class EA, 2.20%, 8/15/58	605,326
886,377	Series 2016-157, Class AC, 2.00%, 11/16/50	734,547
258,123	Series 2016-39, Class AH, 2.50%, 9/16/44	238,426
80,268	Series 2016-50, Class A, 2.30%, 7/16/52	76,673
364,415	Series 2016-64, Class CA, 2.30%, 3/16/45	339,644
3,575	Series 2016-67, Class A, 2.30%, 7/16/56	3,575
164,259	Series 2016-94, Class AC, 2.20%, 8/16/57	133,846
107,490	Series 2016-96, Class BA, 1.95%, 3/16/43	101,913
489,523	Series 2017-127, Class AB, 2.50%, 2/16/59	399,871
804,345	Series 2017-135, Class AE, 2.60%, 10/16/58	664,573
291,544	Series 2017-140, Class A, 2.50%, 2/16/59	237,508
62,604	Series 2017-157, Class AH, 2.55%, 2/16/53	56,961
135,189	Series 2017-41, Class AC, 2.25%, 3/16/57	128,786
367,491	Series 2017-46, Class A, 2.50%, 11/16/57	299,160
253,440	Series 2017-71, Class AS, 2.70%, 4/16/57	227,011
159,623	Series 2017-9, Class AE, 2.40%, 9/16/50	142,403
404,374	Series 2018-2, Class AD, 2.40%, 3/16/59	351,933
207,534	Series 2018-26, Class AD, 2.50%, 3/16/52	191,593
		25,276,696
Small Business Administration — 0.49%
597,136	Pool #130612, 10.63%, 5/25/34	653,371
58,924	Pool #510751, (Prime Index + 0.325%), 8.83%, 6/25/30(b)	61,475
240,987	Pool #530089, (Prime Index - 0.125%), 8.38%, 1/25/47(b)	258,730
68,343	Pool #530222, (Prime Index + 0.635%), 9.14%, 7/25/32(b)	72,360
69,949	Pool #530390, (Prime Index - 1.000%), 7.50%, 11/25/33(b)	72,549
238,048	Pool #530413, (Prime Index + 0.825%), 9.33%, 1/25/34(b)	260,727
365,709	Pool #530536, (Prime Index - 2.600%), 5.90%, 3/25/34(b)	366,503
497,544	Pool #530566, (Prime Index + 1.625%), 10.13%, 5/25/34(b)	560,523
110,068	Pool #540104, (Prime Index + 2.599%), 11.10%, 3/25/33(b)	124,043
564,394	Pool #540109, (Prime Index + 1.188%), 9.69%, 5/25/33(b)	617,618
100,917	Pool #540110, (Prime Index + 2.499%), 11.00%, 7/25/33(b)	114,076
		3,161,975

Total U.S. Government Agency Backed Mortgages		646,574,548
(Cost $731,178,617)
U.S. Government Agency Obligations — 3.94%
Small Business Administration — 3.94%
135,965	Certificate of Originator’s Fee, 0.23%, 4/15/31(b),(c)	545
200,734	Certificate of Originator’s Fee, 0.70%, 4/23/32(b),(c)	2,458
560,469	Certificate of Originator’s Fee, 0.98%, 4/15/31(b),(c)	9,576
304,864	Certificate of Originator’s Fee, 1.23%, 3/15/31(b),(c)	6,538
749,754	Certificate of Originator’s Fee, 1.23%, 4/15/31(b),(c)	16,078
404,145	Certificate of Originator’s Fee, 1.23%, 5/15/31(b),(c)	8,667

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Access Capital Community Investment Fund  (cont.)

June 30, 2024 (Unaudited)
Principal Amount		Value
$243,399	Certificate of Originator’s Fee, 1.23%, 5/15/31(b),(c)	$5,220
373,275	Certificate of Originator’s Fee, 1.68%, 9/11/32(b),(c)	10,924
531,055	Certificate of Originator’s Fee, 1.93%, 5/4/32(b),(c)	17,855
339,564	Certificate of Originator’s Fee, 2.22%, 2/20/29(b),(c)	13,102
33,935	3.36%, 7/8/24(a),(c)	35,944
271,799	3.85%, 9/16/34(a),(c)	298,762
52,015	4.33%, 12/15/30(b),(c)	58,553
241,166	(Prime Index - 2.600%), 5.90%, 9/25/41(b)	241,218
149,860	(Prime Index - 2.600%), 5.90%, 9/25/41(b)	149,931
195,753	(Prime Index - 2.600%), 5.90%, 7/25/42(b)	195,856
430,485	(Prime Index - 2.550%), 5.95%, 7/25/42(b)	431,302
140,885	(Prime Index - 2.525%), 5.98%, 11/25/41(b)	140,929
172,030	(Prime Index - 2.500%), 6.00%, 2/25/28(b)	172,228
93,270	6.08%, 12/19/29(a),(c)	105,957
115,573	6.58%, 4/8/29(b),(c)	131,911
206,262	7.08%, 7/25/30	202,962
356,475	(Prime Index - 1.400%), 7.10%, 7/25/41(b)	364,633
815,568	(Prime Index - 0.675%), 7.83%, 9/25/43(b)	851,058
3,203,206	(Prime Index - 0.675%), 7.83%, 11/25/45(b)	3,367,384
1,239,876	(Prime Index - 0.675%), 7.83%, 1/25/46(b)	1,294,842
71,535	(Prime Index - 0.458%), 8.04%, 11/25/27(b)	72,183
818,070	(Prime Index - 0.343%), 8.16%, 12/25/45(b)	864,955
130,944	(Prime Index - 0.201%), 8.30%, 2/25/40(b)	135,440
147,885	(Prime Index - 0.091%), 8.41%, 7/25/29(b)	151,811
52,606	(Prime Index + 0.073%), 8.57%, 12/25/40(b)	55,268
166,757	(Prime Index + 0.097%), 8.60%, 6/25/29(b)	171,765
220,320	(Prime Index + 0.103%), 8.60%, 8/25/29(b)	227,281
418,792	(Prime Index + 0.120%), 8.62%, 1/25/46(b)	450,498
202,944	(Prime Index + 0.198%), 8.70%, 11/25/28(b)	208,011
70,552	(Prime Index + 0.325%), 8.83%, 10/25/30(b)	73,769
1,620,930	(Prime Index + 0.325%), 8.83%, 11/25/30(b)	1,689,833
628,828	(Prime Index + 0.325%), 8.83%, 6/25/31(b)	655,001
1,191,799	(Prime Index + 0.325%), 8.83%, 7/25/31(b)	1,251,087
388,941	(Prime Index + 0.325%), 8.83%, 2/25/45(b)	417,544
919,134	(Prime Index + 0.325%), 8.83%, 8/25/46(b)	989,384
7,905	(Prime Index + 0.355%), 8.86%, 2/25/26(b)	7,951
1,268,122	(Prime Index + 0.375%), 8.88%, 5/25/31(b)	1,325,829
200,599	(Prime Index + 0.375%), 8.88%, 10/25/31(b)	210,354
818,560	(Prime Index + 0.375%), 8.88%, 8/25/46(b)	872,318
1,273,420	(Prime Index + 0.523%), 9.02%, 12/25/45(b)	1,383,985
30,807	9.08%, 9/25/29	31,562
742,356	(Prime Index + 0.575%), 9.08%, 4/25/31(b)	777,116
19,687	(Prime Index + 0.664%), 9.16%, 8/25/27(b)	19,982
409,161	(Prime Index + 0.668%), 9.17%, 11/25/30(b)	431,279
26,339	(Prime Index + 0.700%), 9.20%, 2/25/28(b)	27,090
270,814	(Prime Index + 0.733%), 9.23%, 5/25/29(b)	278,311
79,560	(Prime Index + 0.758%), 9.26%, 3/25/29(b)	81,667

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Access Capital Community Investment Fund  (cont.)

June 30, 2024 (Unaudited)
Principal Amount		Value
$176,621	(Prime Index + 0.766%), 9.27%, 3/25/30(b)	$183,708
121,061	(Prime Index + 0.784%), 9.28%, 2/25/28(b)	124,531
80,582	(Prime Index + 0.787%), 9.29%, 9/25/28(b)	83,024
250,783	(Prime Index + 0.800%), 9.30%, 6/25/29(b)	259,948
206,852	(Prime Index + 0.823%), 9.32%, 2/25/29(b)	214,180
755,733	(Prime Index + 0.825%), 9.33%, 9/25/31(b)	798,891
70,494	(Prime Index + 0.853%), 9.35%, 3/25/31(b)	74,541
73,741	(Prime Index + 0.891%), 9.39%, 2/25/30(b)	76,958
134,313	(Prime Index + 0.893%), 9.39%, 8/25/30(b)	141,567
30,691	(Prime Index + 0.909%), 9.41%, 6/25/28(b)	31,453
39,356	(Prime Index + 0.920%), 9.42%, 1/25/29(b)	40,487
539,545	(Prime Index + 0.923%), 9.42%, 12/25/30(b)	569,768
93,004	(Prime Index + 0.926%), 9.43%, 5/25/29(b)	97,137
35,765	(Prime Index + 0.932%), 9.43%, 7/25/29(b)	37,362
166,066	(Prime Index + 0.940%), 9.44%, 7/25/30(b)	174,028
112,763	(Prime Index + 0.976%), 9.48%, 7/25/29(b)	117,669
113,499	(Prime Index + 0.997%), 9.50%, 1/25/31(b)	119,925
26,782	(Prime Index + 1.007%), 9.51%, 11/25/28(b)	27,850
160,226	(Prime Index + 1.020%), 9.52%, 2/25/31(b)	169,383
85,134	(Prime Index + 1.050%), 9.55%, 9/25/29(b)	89,073
157,207	(Prime Index + 1.064%), 9.56%, 12/25/29(b)	164,957
87,256	(Prime Index + 1.071%), 9.57%, 6/25/30(b)	92,133
169,474	(Prime Index + 1.159%), 9.66%, 9/25/28(b)	173,644
15,403	(Prime Index + 1.192%), 9.69%, 11/25/26(b)	15,761
66,986	(Prime Index + 1.224%), 9.72%, 6/25/29(b)	70,276
111,497	(Prime Index + 1.236%), 9.74%, 5/25/29(b)	115,118
278,228	(Prime Index + 1.271%), 9.77%, 6/25/31(b)	297,309
48,377	(Prime Index + 1.268%), 9.77%, 10/25/31(b)	51,785
69,129	9.88%, 6/7/29(c)	69,977
141,216	(Prime Index + 1.575%), 10.08%, 7/25/30(b)	149,155
15,678	(Prime Index + 1.603%), 10.10%, 7/25/28(b)	15,996
38,275	(Prime Index + 2.325%), 10.83%, 10/25/30(b)	40,858
149,857	(Prime Index + 2.325%), 10.83%, 1/25/31(b)	163,001
		25,847,160

Total U.S. Government Agency Obligations		25,847,160
(Cost $26,620,595)
Municipal Bonds — 2.02%
California — 0.89%
2,000,000	California Health Facilities Financing Authority Revenue, 2.93%, 6/1/32, Callable 6/1/29 @ 100	1,728,037
800,000	California Statewide Communities Development Authority Revenue, Series B, 5.25%, 10/20/42, (Credit Support: Ginnie Mae), Callable 7/29/24 @ 100	800,293
200,000	City & County of San Francisco GO, 1.95%, 6/15/27	185,107

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Access Capital Community Investment Fund  (cont.)

June 30, 2024 (Unaudited)
Principal Amount		Value
$1,790,000	City & County of San Francisco GO, Series A, 1.78%, 6/15/29	$1,571,165
1,675,000	City of Los Angeles Housing GO, Series A, 2.95%, 9/1/28, Callable 9/1/27 @ 100	1,565,481
		5,850,083
Colorado — 0.02%
121,900	Colorado Housing & Finance Authority Revenue, Series V, 3.40%, 11/1/45, (Credit Support: FHA)	103,812

District of Columbia — 0.07%
533,937	District of Columbia Housing Finance Agency Series 2017 Revenue, Series A, 3.24%, 3/1/49, (Credit Support: FHA), Callable 1/1/70 @ 100	487,882

Illinois — 0.03%
170,000	City of Chicago Multi Family Revenue, Mercy Preservation Project, 4.55%, 8/1/26, (Credit Support: Freddie Mac), Callable 7/29/24 @ 100	170,112

Minnesota — 0.06%
454,562	City of Minnetonka Housing Revenue, Series A, 3.00%, 11/1/34, (Credit Support: Fannie Mae)	415,315

Missouri — 0.09%
756,424	Missouri Housing Development Commission Revenue, Series 1, 3.75%, 3/1/42, (Credit Support: FHA), Callable 3/1/25 @ 100	593,785

New York — 0.73%
40,000	New York City Housing Development Corp. Revenue, Series G, 2.47%, 11/1/24	39,587
300,000	New York City Housing Development Corp. Revenue, Series B, 1.02%, 5/1/26	278,571
300,000	New York City Housing Development Corp. Revenue, Series G, 2.62%, 5/1/26, Callable 11/1/25 @ 100	286,811
200,000	New York City Housing Development Corp. Revenue, Series B, 1.12%, 11/1/26	182,817
500,000	New York City Housing Development Corp. Revenue, Series B, 3.56%, 11/1/26, Callable 2/1/26 @ 100	483,519
160,000	New York City Housing Development Corp. Revenue, Series B, 1.38%, 5/1/27	144,768
250,000	New York City Housing Development Corp. Revenue, Series B, 1.48%, 11/1/27	223,269
1,000,000	New York City Housing Development Corp. Revenue, Series B, 3.61%, 11/1/27, Callable 2/1/26 @ 100	957,737
500,000	New York City Housing Development Corp. Revenue, State of New York Mortgage Agency, 3.33%, 2/1/28, (Credit Support: SONYMA), Callable 8/1/25 @ 100	477,948

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Access Capital Community Investment Fund  (cont.)

June 30, 2024 (Unaudited)
Principal Amount		Value
$500,000	New York City Housing Development Corp. Revenue, Series B, 3.81%, 11/1/29, Callable 2/1/26 @ 100	$471,507
265,000	New York State Housing Finance Agency Revenue, Series A, 4.50%, 11/15/27, Callable 7/29/24 @ 100	265,039
1,000,000	New York State Housing Finance Agency Revenue, Series A, 4.65%, 11/15/38, Callable 7/29/24 @ 100	1,000,382
		4,811,955
Vermont — 0.01%
100,000	Vermont Housing Finance Agency Property Transfer Tax Revenue Revenue, 3.45%, 11/1/29	92,811

Washington — 0.12%
800,000	City of Seattle WA GO, Series B, 3.38%, 12/1/28, Callable 12/1/27 @ 100	758,183

Total Municipal Bonds		13,283,938
(Cost $14,306,756)
Corporate Bond — 0.02%
Consumer, Non-cyclical — 0.02%
135,000	Montefiore Medical Center, 2.15%, 10/20/26	127,370

Total Corporate Bond		127,370
(Cost $135,000)

Shares
Investment Company — 3.26%
21,359,311	RBC BlueBay U.S. Government Money Market Fund, Institutional Class 1(d)	21,359,311

Total Investment Company		21,359,311
(Cost $21,359,311)

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Access Capital Community Investment Fund  (cont.)

June 30, 2024 (Unaudited)
Principal Amount		Value
TBA Sale Commitments — -3.88%
U.S. Government Agency Backed Mortgages — -3.88%
Fannie Mae, (TBA) — (3.88)%
$(27,000,000)	4.50%, 7/1/54	$(25,452,927)

Total TBA Sale Commitments		(25,452,927)
(Proceeds $(25,375,788))

Total Investments		$681,739,400
(Cost $768,224,491) — 103.87%
Liabilities in excess of other assets — (3.87)%		(25,378,981)
NET ASSETS — 100.00%		$656,360,419

(a)	Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
(b)	Floating rate note. Rate shown is as of report date.
(c)	The Pricing Committee has fair valued this security under procedures established by the Fund’s Board of Trustees.
(d)	Affiliated investment.
Financial futures contracts as of June 30, 2024:
Long Position	Number of Contracts	Expiration Date	Value/Unrealized Appreciation	Notional Value		Clearinghouse
5 Year U.S. Treasury Note	160	September 2024	$114,893	USD	$17,052,501	Barclays Capital Group
Total			$114,893

Abbreviations used are defined below:
FHA - Insured by Federal Housing Administration
GO - General Obligations
SONYMA - State of New York Mortgage Agency
TBA - To-be-announced
USD - United States Dollar